Annual
Report

JULY 31, 2002

[PICTURE OF MONEY OMITTED]

FRANKLIN TAX-EXEMPT MONEY FUND

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FRANKLIN[R] TEMPLETON[R]
       INVESTMENTS

THANK YOU FOR INVESTING WITH FRANKLIN TEMPLETON. WE ENCOURAGE OUR INVESTORS TO MAINTAIN A LONG-TERM PERSPECTIVE AND REMEMBER THAT ALL SECURITIES MARKETS MOVE BOTH UP AND DOWN, AS DO MUTUAL FUND SHARE PRICES. WE APPRECIATE YOUR PAST SUPPORT AND LOOK FORWARD TO SERVING YOUR INVESTMENT NEEDS IN THE YEARS AHEAD.



[PHOTO OF CHARLES B. JOHNSON OMITTED]
CHARLES B. JOHNSON
CHAIRMAN
FRANKLIN TAX-EXEMPT MONEY FUND

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
CONTENTS

Shareholder Letter .........  1

Performance Summary ........  2

Financial Highlights &
Statement of Investments ...  6

Financial Statements ....... 12

Notes to
Financial Statements ....... 15

Independent
Auditors' Report ........... 17

Tax Designation ............ 18

Board Members
and Officers ............... 19


FUND CATEGORY
[GRAPHIC OMITTED]
Global
Growth
Growth & Income
Income
Tax-Free Income


SHAREHOLDER LETTER

--------------------------------------------------------------------------------
YOUR FUND'S GOAL: FRANKLIN TAX-EXEMPT MONEY FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH LIQUIDITY AND PRESERVATION OF CAPITAL. THE FUND PURSUES A CONSERVATIVE INVESTMENT POLICY BY LIMITING ITS INVESTMENTS TO HIGH QUALITY SECURITIES AS IT SEEKS TO MAINTAIN A $1.00 SHARE PRICE.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Tax-Exempt Money Fund covers the fiscal year ended July 31, 2002.

The year under review began with a struggling economy showing some signs of life. Previous Federal Reserve Board (Fed) interest rate cuts, combined with new government tax breaks, made it appear there was enough stimulus to eventually provide an economic boost despite some negative indicators. Then our country was shaken to the core by the events of September 11.

The Fed acted aggressively to help shore up the economy, lowering the overnight lending rate 200 basis points (2.00%) in five consecutive monthly decreases. These brought the federal funds target rate down to 1.75% by year-end 2001, the lowest level in over 40 years. Interest rates remained



1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 7.

unchanged from that point through period-end. The government, for its part, increased spending on defense, emergency services and infrastructure. In our opinion, the added economic stimulus could not come soon enough, because in 2001's third quarter, the U.S. economy recorded a 1.3% contraction in annualized gross domestic product (GDP), at which point an official recession was declared. Unemployment continued to trend higher and business expenditures seemed nowhere to be found. Layoff announcements escalated and confidence waned; however, in a remarkable showing, the U.S. economy was not to be stopped. Automakers led the charge with financing deals and incentives that sparked record auto sales, and other businesses followed suit. The consumer, despite increased unemployment and the specter of potential additional layoffs, continued to spend at a moderate rate. These and other factors contributed to a fourth quarter 2001 GDP annualized growth rate of 1.7%.

In 2002's first quarter, U.S. GDP growth rebounded to 5.0% annualized, due in large part to robust consumer spending, increasing industrial production and significant productivity gains. In addition, the housing market showed remarkable resiliency, buoyed by extremely low interest rates. These positive trends were tempered, however, as corporate governance, accounting and Wall Street came under heavy scrutiny. Mounting geopolitical uncertainty and the country's ongoing war on terrorism only added to the volatility, contributing to another year of stock market declines. By the end of the reporting period, annualized GDP growth, though still positive, had slowed to an estimated 1.1% annualized rate amid mixed economic data, flagging consumer confidence and a ballooning trade deficit.



PERFORMANCE SUMMARY
7/31/02

-----------------------------------
Seven-day effective yield(1)  0.72%

Seven-day annualized yield    0.71%

Taxable equivalent yield(2)   1.17%


1. The seven-day effective yield assumes the compounding of daily dividends.
2. Taxable equivalent yield assumes the 2002 maximum 38.6% federal personal income tax rate.

Annualized and effective yields are for the seven-day period ended 7/31/02. The Fund's average weighted maturity was 56 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Past performance does not guarantee future results.

Not surprisingly, the Fed's actions affected yields on money market portfolios. Reflecting the 200 basis-point decrease in the federal funds target rate over the 12-month period, the Fund's seven-day effective yield fell to 0.72% on July 31, 2002, from 1.96% on July 31, 2001. Investors' focus in 2002's second quarter turned decidedly to equity market weakness, due to disappointing corporate earnings, increasing prevalence of CEO fraud and accounting debacles such as at Enron and WorldCom. These trends, combined with a low inflationary environment and continued problems in the Middle East, caused many analysts to expect relatively stable short-term interest rates through year-end 2002 and led to a dramatic flattening of the money market yield curve. With widespread expectations for continuing equity market weakness, many economists were forecasting no Fed interest rate increases until the third quarter of 2003.

Our investment strategy continues to emphasize high quality and liquidity. Seeking to ensure Fund safety and stability, we manage the Fund more conservatively than is required by the Securities and Exchange Commission (SEC). For example, SEC guidelines allow tax-exempt money funds to purchase both first- and second-tier securities. Franklin purchases only first-tier securities for inclusion in its tax-exempt money market portfolios. Although allowed by law, we do not buy any derivative securities for our tax-exempt money market funds; we purchase only "plain vanilla," short-term securities. We believe the additional yield offered by lower-rated and less liquid securities that some other money funds purchase does not justify the increased risks that accompany their potentially higher return. Therefore, our funds may have lower yields compared with other money funds.

During the reporting period, Franklin Tax-Exempt Money Fund participated in several attractive deals including California State Revenue Anticipation Notes
(RANs), Arizona School Facilities Board Revenue bonds and New York City Trust Cultural Resources for American Museum of Natural History mandatory puts. The California state issue was priced on June 18, 2002, and represented a record amount of short-term debt for the municipal market, at $7.5 billion. The issue was well received in the marketplace due to its attractive yields compared with other California note deals. California is expected to bring another $7 billion in RANs toward the end of 2002. The upcoming issues are slated to provide the state with enough cash to help it bridge fiscal years, as a large amount of debt matured on June 28, 2002. In addition to bridging general fund cash across fiscal years, the RANs will help bolster state liquidity early in the 2003 fiscal year.

At the end of the 12-month reporting period, the economy appeared healthy, but financial markets were in flux. Large amounts of cash have flowed into money market funds in the past two years as a hedge against declining, volatile equity markets. Many investors have lost substantial sums in the equity markets lately and appear to be much more risk averse than in the past. Although money market funds recently offered historically low yields, at least they are likely to provide much-desired capital preservation. In addition, many investors now use money market funds as checking accounts, and we believe this is not likely to change in a better market environment.

We appreciate your participation in Franklin Tax-Exempt Money Fund, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,
/S/SIGNATURE
Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund



--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS

YOU WILL RECEIVE THE FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE
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DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY
VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2002, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Highlights

                                                                            YEAR ENDED JULY 31,
---------------------------------------------------------------------------------------------------------------
                                                                2002      2001       2000      1999      1998
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................   $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ---------------------------------------------------
Net investment income ......................................    .011      .029       .030      .025      .029
Less distributions from net investment income ..............   (.011)    (.029)     (.030)    (.025)    (.029)
                                                            ---------------------------------------------------
Net asset value, end of year ...............................   $1.00     $1.00      $1.00     $1.00     $1.00
                                                            ---------------------------------------------------

Total return(a).............................................    1.06%     2.98%      3.02%     2.49%     2.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................$163,710  $167,705   $169,338  $190,727  $164,525
Ratios to average net assets:
 Expenses ..................................................     .76%      .76%       .74%      .74%      .65%
 Expenses excluding waiver and payments by affiliate .......     .76%      .76%       .74%      .82%      .83%
 Net investment income .....................................    1.05%     2.94%      3.02%     2.46%     2.94%



a Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002


                                                                                   PRINCIPAL
                                                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------
 INVESTMENTS 104.0%
 ARIZONA 6.5%
(a)Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville
  Project, Series C, Weekly VRDN and Put, 1.40%, 12/15/18 ......................   $1,000,000 $ 1,000,000
(b)Arizona School Facilities Board Revenue, State School Improvement, 3.00%,
  7/01/03 ......................................................................    8,140,000   8,246,797
(a)Pinal County IDA, PCR, Magma-Copper Co., Newmont Mining Corp., Daily VRDN
  and Put, 1.45%, 12/01/09 .....................................................    1,400,000   1,400,000
                                                                                              -----------
                                                                                               10,646,797
                                                                                              -----------
 CALIFORNIA 3.1%
 California State RAN, Series B, 2.50%, 11/27/02 ...............................    5,000,000   5,011,195
                                                                                              -----------
 DISTRICT OF COLUMBIA 3.1%
 District of Columbia TECP, 1.25%, 8/21/02 .....................................    5,000,000   5,000,000
                                                                                              -----------
(a)FLORIDA 4.7%
 Jacksonville Electric Authority Revenue, Electric System, Sub-Series A, Daily
  VRDN and Put, 1.50%, 10/01/10 ................................................    1,000,000   1,000,000
 Orange County School Board COP, Series B,
    Daily VRDN and Put, 1.45%, 8/01/25 .........................................    4,200,000   4,200,000
    MBIA Insured, Daily VRDN and Put, 1.45%, 8/01/27 ...........................    2,600,000   2,600,000
                                                                                              -----------
                                                                                                7,800,000
                                                                                              -----------
 GEORGIA 11.7%
 Atlanta GO, MBIA Insured, 4.00%, 12/01/02 .....................................    6,690,000   6,732,909
(a)Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and
  Put, 1.45%, 11/01/41 .........................................................    5,100,000   5,100,000
(a)De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly
  VRDN and Put, 1.45%, 9/01/09 .................................................    1,500,000   1,500,000
(a)Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center
  Inc. Project, Weekly VRDN and Put, 1.30%, 9/01/17 ............................    1,000,000   1,000,000
(a)Macon-Bibb County Hospital Authority Revenue, Certificates, Medical Center of
  Central Georgia, Weekly VRDN and Put, 1.45%, 4/01/07 .........................      400,000     400,000
(a)Rockdale County Hospital Authority RAN, Weekly VRDN and Put, 1.45%, 10/01/09     1,210,000   1,210,000
(a)Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
  Weekly VRDN and Put, 1.35%, 6/15/25 ..........................................    3,200,000   3,200,000
                                                                                              -----------
                                                                                               19,142,909
                                                                                              -----------
 HAWAII 3.1%
 Honolulu City and County GO, Series C, FGIC Insured, 2.85%, 12/04/02 ..........    5,000,000   5,013,410
                                                                                              -----------
(a)IDAHO 1.0%
 Idaho Health Facilities Authority Revenue, St. Lukes Medical Center Project,
  FSA Insured, Daily VRDN and Put, 1.52%, 7/01/30 ..............................    1,700,000   1,700,000
                                                                                              -----------
 ILLINOIS 7.3%
 Chicago Tender Notes GO, 1.90%, 10/31/02 ......................................    5,000,000   5,000,000
(a)Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding,
  Series B, MBIA Insured, Weekly VRDN and Daily Put, 1.25%, 1/01/10 ............    7,000,000   7,000,000
                                                                                              -----------
                                                                                               12,000,000
                                                                                              -----------
(a)KENTUCKY 3.2%
 Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
  FGIC Insured, Weekly VRDN and Put, 1.45%, 12/01/15 ...........................    5,300,000   5,300,000
                                                                                              -----------



                                                                               7

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
(a)LOUISIANA 5.6%
 East Baton Rouge Parish PCR, Exxon Project, Refunding, Daily VRDN and Put,
  1.35%, 11/01/19 ..............................................................   $3,700,000 $ 3,700,000
 Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc.
  Project, First Stage, ACES, Refunding, Daily VRDN and Put, 1.50%, 9/01/06 ....    5,500,000   5,500,000
                                                                                              -----------
                                                                                                9,200,000
                                                                                              -----------
(a)MICHIGAN 1.8%
 Michigan Higher Education Student Loan Authority Revenue, Series XXII-B, AMBAC
  Insured, Weekly VRDN and Put, 1.35%, 10/01/13 ................................    2,900,000   2,900,000
                                                                                              -----------
(a)MISSISSIPPI 2.1%
 Jackson County PCR, Chevron USA Inc. Project, Daily VRDN and Put,
    1.45%, 12/01/16 ............................................................      500,000     500,000
    1.45%, 6/01/23 .............................................................    2,900,000   2,900,000
                                                                                              -----------
                                                                                                3,400,000
                                                                                              -----------
(a)MISSOURI 2.6%
 Independence IDA, Industrial Revenue, Development Groves and Graceland, Series
  A, Daily VRDN and Put, 1.45%, 11/01/27 .......................................    3,800,000   3,800,000
 Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
  Foundation, Series B, MBIA Insured, Daily VRDN and Put, 1.50%, 12/01/31 ......      200,000     200,000
 Missouri State Health and Educational Facilities Authority Revenue, Christian Health
 Services, Series A, Weekly VRDN and Put, 1.35%, 11/01/19 ......................      300,000     300,000
                                                                                              -----------
                                                                                                4,300,000
                                                                                              -----------
(a)NEBRASKA 3.7%
 Lancaster County Hospital Authority No.1 Hospital Revenue, Bryan Memorial
  Hospital Project, Refunding, MBIA Insured, Weekly VRDN and Put, 1.30%, 6/01/12    6,000,000   6,000,000
                                                                                              -----------
(a)NEVADA 2.4%
 Clark County Airport Improvement Revenue, sub. lien,
    Series A-1, Weekly VRDN and Put, 1.25%, 7/01/25 ............................    1,000,000   1,000,000
    Series B-1, Weekly VRDN and Put, 1.35%, 7/01/29 ............................    3,000,000   3,000,000
                                                                                              -----------
                                                                                                4,000,000
                                                                                              -----------
 NEW JERSEY 5.9%
 New Jersey State Revenue, TRAN, 3.00%, 6/12/03 ................................    5,000,000   5,065,479
(a)New Jersey State Turnpike Authority Revenue, Series D, FGIC Insured, Weekly
  VRDN and Put, 1.20%, 1/01/18 .................................................    4,600,000   4,600,000
                                                                                              -----------
                                                                                                9,665,479
                                                                                              -----------
 NEW MEXICO 4.5%
 Albuquerque GO, Series B, 3.50%, 7/01/03 ......................................    1,800,000   1,830,577
(a)Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 1.30%,
  7/01/23 ......................................................................      400,000     400,000
(a)Farmington PCR, Arizona Public Service Co.,
    Refunding, Series B, Daily VRDN and Put, 1.50%, 9/01/24 ....................      800,000     800,000
    Series A, Daily VRDN and Put, 1.50%, 5/01/24 ...............................    3,400,000   3,400,000
(a)University of New Mexico Revenue, AMBAC Insured, Weekly VRDN and Put, 1.25%,
  6/01/06 ......................................................................      900,000     900,000
                                                                                              -----------
                                                                                                7,330,577
                                                                                              -----------



8

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)


                                                                                   PRINCIPAL
                                                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
 NEW YORK 5.0%
(a)New York City GO, Sub Series E-3, Daily VRDN and Put, 1.40%, 8/01/23 ........   $  200,000  $  200,000
 New York City Transitional Finance Authority Revenue, New York City Recovery
  Notes, Series A, 3.25%, 10/02/02 .............................................    3,000,000   3,005,585
(a)New York City Trust Cultural Resources Revenue, American Museum of Natural
  History, Series B, AMBAC Insured, Annual VRDN and Put, 2.60%, 7/01/03 ........    3,500,000   3,500,000
(a)Port Authority of New York and New Jersey Special Obligation Revenue, Versatile
  Structure, Series 2, Daily VRDN and Put, 1.40%, 5/01/19 ......................    1,500,000   1,500,000
                                                                                              -----------
                                                                                                8,205,585
                                                                                              -----------
(a)NORTH CAROLINA .9%
 North Carolina Medical Care Commission Hospital Revenue, Pooled Financing Project,
  ACES, Series B, Daily VRDN and Put, 1.45%, 10/01/13 ..........................    1,400,000   1,400,000
                                                                                              -----------
(a)OHIO 1.1%
 Cuyahoga County Hospital Revenue, University Hospital of Cleveland, Daily VRDN
  and Put, 1.42%, 1/01/16 ......................................................    1,800,000   1,800,000
                                                                                              -----------
 OREGON 3.1%
 Clackamas and Washington Counties School District No. 003 GO, Pre-Refunded,
  5.875%, 8/01/02 ..............................................................    5,000,000   5,000,000
                                                                                              -----------
(a)PENNSYLVANIA 2.0%
 Philadelphia Water and Wastewater Revenue, Series B, Weekly VRDN and Put, 1.30%,
  8/01/27 ......................................................................    3,200,000   3,200,000
                                                                                              -----------
(a)PUERTO RICO .2%
 Puerto Rico Commonwealth Highway and Transportation Authority Transportation
  Revenue, Series A, AMBAC Insured, Weekly VRDN and Put, 1.25%, 7/01/28 ........      400,000     400,000
                                                                                              -----------
(a)SOUTH CAROLINA 1.1%
 Piedmont Municipal Power Agency Electric Revenue, Refunding, Series B, MBIA
  Insured, Weekly VRDN and Put,
 1.35%, 1/01/19 ................................................................    1,800,000   1,800,000
                                                                                              -----------
(a)SOUTH DAKOTA 1.2%
 Lawrence County PCR, Homestake Mining, Refunding, Series B, Daily VRDN and
  Put, 1.45%, 7/01/32 ..........................................................    2,000,000   2,000,000
                                                                                              -----------
(a)TENNESSEE 6.0%
 Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily
  VRDN and Put, 1.50%, 7/01/31 .................................................    3,000,000   3,000,000
 Metropolitan Government of Nashville and Davidson County IDBR, YMCA Project,
  Daily VRDN and Put, 1.45%, 12/01/18 ..........................................    3,200,000   3,200,000
 Montgomery County PBA, Pooled Financing Revenue, Tennessee County Loan Pool,
    Daily VRDN and Put, 1.50%, 4/01/32 .........................................    1,000,000   1,000,000
    Weekly VRDN and Daily Put,1.45%, 11/01/27 ..................................    2,700,000   2,700,000
                                                                                              -----------
                                                                                                9,900,000
                                                                                              -----------
 TEXAS 7.9%
(a)Angelina and Neches River Authority IDC, Solid Waste Revenue, DATES, Daily VRDN
  and Put, 1.55%, 5/01/14 ......................................................    1,200,000   1,200,000
(a)Guadalupe Blanco River Authority PCR, Central Power and Light Co. Project,
  Refunding, Daily VRDN and Put, 1.55%, 11/01/15 ...............................    1,700,000   1,700,000
(a)Harris County IDC, PCR, Daily VRDN and Put, 1.50%, 3/01/24 ..................    2,600,000   2,600,000
 Texas State GO, TRAN, Series A, 3.75%, 8/29/02 ................................    7,500,000   7,507,300
                                                                                              -----------
                                                                                               13,007,300
                                                                                              -----------



                                                                               9

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)



                                                                                   PRINCIPAL
                                                                                     AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------
 INVESTMENTS (CONT.)
 VIRGINIA 3.1%
 Virginia State Public School Authority Revenue, School Financing, Series A,
  5.00%, 8/01/02 ...............................................................  $5,000,000 $  5,000,000
                                                                                             ------------
(a)WYOMING .1%
 Uinta County PCR, Chevron USA Inc. Project, Refunding, Daily VRDN and Put,
  1.45%, 4/01/10 ...............................................................      200,000     200,000
                                                                                             ------------
 TOTAL INVESTMENTS (COST $170,323,252) 104.0% ..................................              170,323,252
 OTHER ASSETS, LESS LIABILITIES (4.0)% .........................................               (6,613,424)
                                                                                             ------------
 NET ASSETS 100.0% .............................................................             $163,709,828
                                                                                             ============

See glossary of terms on page 11.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.
b Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
STATEMENT OF INVESTMENTS, JULY 31, 2002 (CONT.)




GLOSSARY OF TERMS
--------------------------------------------------------------------------------
ACES   - Adjustable Convertible Exempt Securities
AMBAC  - American Municipal Bond Assurance Corp.
COP    - Certificate of Participation
DATES  - Demand Adjustable Tax-Exempt Securities
FGIC   - Financial Guaranty Insurance Co.
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assistance
GO     - General Obligation
IDA    - Industrial Development Authority/Agency
IDBR   - Industrial Development Board Revenue
IDC    - Industrial Development Corp.
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MFR    - Multi-Family Revenue
PBA    - Public Building Authority
PCR    - Pollution Control Revenue
RAN    - Revenue Anticipation Notes
TECP   - Tax-Exempt Commercial Paper
TRAN   - Tax and Revenue Anticipation Notes

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002


Assets:
 Investments in securities, at value and cost .............................................   $170,323,252
 Cash .....................................................................................         92,044
 Receivables:
   Capital shares sold ....................................................................      1,985,911
   Interest ...............................................................................        985,137
                                                                                              ------------
     Total assets .........................................................................    173,386,344
                                                                                              ------------
Liabilities:
 Payables:
  Investment securities purchased .........................................................      8,271,895
  Capital shares redeemed .................................................................        495,873
  Affiliates ..............................................................................         98,136
  Shareholders ............................................................................        779,706
 Distributions to shareholders ............................................................          8,014
 Other liabilities ........................................................................         22,892
                                                                                              ------------
     Total liabilities ....................................................................      9,676,516
                                                                                              ------------
Net assets, at value ......................................................................   $163,709,828
                                                                                              ============
Shares outstanding ........................................................................    163,709,828
                                                                                              ============
Net asset value per share(a) ..............................................................          $1.00
                                                                                              ============


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2002

Investment income:
 Interest .................................................................   $3,064,036
                                                                              ----------
Expenses:
 Management fees (Note 3) .................................................      967,634
 Transfer agent fees (Note 3) .............................................      215,258
 Custodian fees ...........................................................        1,554
 Reports to shareholders ..................................................       23,648
 Registration and filing fees .............................................       51,605
 Professional fees ........................................................       11,312
 Directors' fees and expenses .............................................        8,098
 Other ....................................................................        8,956
                                                                              ----------
     Total expenses .......................................................    1,288,065
                                                                              ----------
       Net investment income ..............................................    1,775,971
                                                                              ----------
Net realized gain from investments ........................................          103
                                                                              ----------
Net increase in net assets resulting from operations ......................   $1,776,074
                                                                              ==========




                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2002 AND 2001

                                                                                    2002            2001
                                                                                ----------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income ...................................................... $  1,775,971     $ 5,059,473
   Net realized gain from investments .........................................          103           1,159
                                                                                ----------------------------
     Net increase in net assets resulting from operations .....................    1,776,074       5,060,632
 Distributions to shareholders from net investment income .....................   (1,776,074)(a)  (5,060,632)(a)
 Capital share transactions: (Note 2) .........................................   (3,994,812)     (1,633,404)
                                                                                ----------------------------
     Net decrease in net assets                                                   (3,994,812)     (1,633,404)
                                                                                ----------------------------
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ............................................................  167,704,640     169,338,044
                                                                                ----------------------------
 End of year .................................................................. $163,709,828    $167,704,640
                                                                                ============================



a Distributions were increased by net realized gains from security transactions of $103 and $1,159 for the years ended July 31, 2002 and 2001, respectively.

                       See notes to financial statements.

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income exempt from federal income taxes, consistent with capital preservation and liquidity.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

C. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

At July 31, 2002, there were five billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                                   YEAR ENDED JULY 31,
                                                                                --------------------------
                                                                                     2002         2001
                                                                                --------------------------
Share sold ...................................................................  $181,354,300  $594,528,838
Shares issued in reinvestment of distributions ...............................     1,785,282     5,084,588
Shares redeemed ..............................................................  (187,134,394) (601,246,830)
                                                                                --------------------------
Net decrease .................................................................  $ (3,994,812) $ (1,633,404)
                                                                                ==========================

FRANKLIN TAX-EXEMPT MONEY FUND
Notes to Financial Statements (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
       --------------------------------------------------------------
          .625%   First $100 million
          .500%   Over $100 million, up to and including $250 million
          .450%   Over $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Distributors received contingent deferred sales charges for the year of $12,418.

The Fund paid transfer agent fees of $215,258, of which $157,628 was paid to Investor Services.


4. INCOME TAXES

At July 31, 2002, the Fund had tax basis capital losses of $37,327 which may be carried over to offset future capital gains.

Such losses expire as follows:

        Capital loss carryovers expiring in:
        2004 ..............................   $   492
        2005 ..............................     1,844
        2008 ..............................     8,419
        2009 ..............................    26,572
                                              -------
                                              $37,327
                                              =======

The tax character of distributions paid during the year ended July 31, 2002, were the same for financial statement and tax purposes.

FRANKLIN TAX-EXEMPT MONEY FUND
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (hereafter referred to as the "Fund") at July 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2002

FRANKLIN TAX-EXEMPT MONEY FUND
Tax Designation (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2002.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
                                                          NUMBER OF
                                                     PORTFOLIOS IN FUND
                                        LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS      POSITION     TIME SERVED    BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (81)  Director     Since 1980            105          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and
FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------------

HARRIS J. ASHTON (70)      Director     Since 1982            133          Director, RBC Holdings, Inc. (bank holding
One Franklin Parkway                                                       company) and Bar-S Foods (meat packing company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
---------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)   Director     Since 1989            134          None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------

FRANK W.T. LAHAYE (73)     Director     Since 1980            105          Director, The California Center for Land
One Franklin Parkway                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).
----------------------------------------------------------------------------------------------------------------------------

GORDON S. MACKLIN (74)     Director     Since 1992            133          Director, White Mountains Insurance Group,
One Franklin Parkway                                                       Ltd. (holding company); Martek Biosciences
San Mateo, CA 94403-1906                                                   Corporation; WorldCom, Inc. (communications
                                                                           services); MedImmune, Inc. (biotechnology);
                                                                           Overstock.com (Internet services); and Space-
                                                                           hab, Inc. (aerospace services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President,
National Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------



                                                                                                                         19

INTERESTED BOARD MEMBERS AND OFFICERS
                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION      TIME SERVED    BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (69)     Director and  Director since        133          None
One Franklin Parkway          Chairman      1980 and
San Mateo, CA 94403-1906      of the Board  Chairman of the
                                            Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or Director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of
48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (61) Director and  Director since        117          None
One Franklin Parkway          President     1980 and
San Mateo, CA 94403-1906                    President
                                            since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or Director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 51 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (42)           Vice          Since 1999     Not Applicable      None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (57)          Vice          Since 1986     Not Applicable      None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (37)    Vice          Since 1999     Not Applicable      None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (42)       Vice          Since 1995     Not Applicable      None
One Franklin Parkway          President and
San Mateo, CA 94403-1906      Chief
                              Financial
                              Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources,
Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer,
Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin Advisers, Inc.; Executive Vice
President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial
Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 52 of the investment companies in Franklin Templeton
Investments.
----------------------------------------------------------------------------------------------------------------------------


20

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION      TIME SERVED    BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (55)            Vice          Since 2000      Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property
Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
---------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (54)         Vice          Since 2000      Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton Worldwide,
Inc. and officer of one of the other subsidiaries of Franklin Resources, Inc., and of 53 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
----------------------------------------------------------------------------------------------------------------------------
EDWARD V. MCVEY (65)          Vice          Since 1985      Not Applicable     None
26335 Carmel Rancho Blvd.     President
Carmel, CA 93923

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin Investment
Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)        Vice          Since May 2002  Not Applicable     Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                President -                                      and Lingnan Foundation
Rockefeller Center            AML
New York, NY 10048-0772       Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Financial Officer and Director, Fiduciary Trust Company International; and officer of 41 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------
KIMBERLEY MONASTERIO (38)     Treasurer     Since 2000      Not Applicable     None
One Franklin Parkway          and Principal
San Mateo, CA 94403-1906      Accounting
                              Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 34 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (65)        Vice          Since 2000      Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906      and Secretary

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited
(until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------------------


                                                                                                                          21

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                            LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS         POSITION      TIME SERVED    BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (40)             Vice          Since 1999      Not Applicable     None
One Franklin Parkway          President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


-------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL-BEN (1-800/342-5236) to request the SAI.
-------------------------------------------------------------------------------

                       This page intentionally left blank.

                       This page intentionally left blank.

LITERATURE REQUEST

For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International
 (Ex EM) Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global
 Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund(1)
Franklin Capital Growth Fund(2)
Franklin DynaTech Fund
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Small Cap Growth Fund II(3)
Franklin Technology Fund

GROWTH & INCOME
Franklin Balance Sheet
 Investment Fund(4)
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund(5)
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund(6)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust(7)
Franklin Short-Intermediate
 U.S. Government Securities Fund(6)
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund(6)
Franklin Federal Money Fund(6,8)
Franklin Money Fund(6,8)

TAX-FREE INCOME(9)
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund(10)
Tax-Exempt Money Fund(6,8)

STATE-SPECIFIC
TAX-FREE INCOME9
Alabama
Arizona
California(11)
Colorado
Connecticut
Florida(11)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(11)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Texas
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(12)

1. Effective 9/1/02, the fund's name will change to Franklin Flex Cap Growth Fund and its investment criteria will be modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.

2. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.

3. The fund is closed to all new investors. Existing shareholders can continue adding to their account through exchanges and purchases.

4. Effective 5/1/02, the fund is closed to all new investors. Existing shareholders, however, will be able to continue adding to their accounts through exchanges and purchases. In addition, retirement plans with an existing account in the fund will be allowed to open new participant accounts.

5. Effective 4/1/02, the fund expanded its investment universe to include companies with market capitalizations up to $2.5 billion.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

8. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

10. Portfolio of insured municipal securities.

11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).


12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           08/02

     [LOGO OMITTED]
FRANKLIN[R] TEMPLETON[R]
      INVESTMENTS

One Franklin Parkway
San Mateo, CA  94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
-----------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.



ANNUAL REPORT
FRANKLIN TAX-EXEMPT MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Tax-Exempt Money Fund prospectus, which contains more information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed.
These calls can be determined by the presence of a regular beeping tone.

114 A2002 09/02


[LOGOOMITTED] PRINTED ON RECYCLED PAPER